Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash dividends declared, per share (in dollars per share)	$ 1.10	$ 0.90	$ 0.65
Issuance of shares of common stock pursuant to dividend reinvestment plan, shares (in shares)	179,199	161,514	125,960
Issuance of shares of common stock, shares (in shares)	21,764	11,585	5,078
Net change in fair value of available-for-sale securities during the period, taxes	$ 2,971	$ 1,228	$ 338
Repurchase of common shares (in shares)	31,774